UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (Parenthetical) (Golar Maria [Member], USD $)	Feb. 07, 2013
Golar Maria [Member]
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	$ 89,500,000
Interest rate swap liability assumed	3,100,000
Purchase price adjustments on acquisition	$ 5,506,000